Other Income and Expenses, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Income recognition accrual amount	$ 42	$ 33